Business Combinations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combinations

32. Business Combinations

The acquisitions completed during the year ended 31 December 2018 by reportable segment, together with the completion dates, are detailed below; these transactions entailed the acquisition of an effective 100% stake except where indicated to the contrary:

Europe Heavyside:

France: Bellefleur Group (1 July);

Ireland: land adjacent to Gooig Quarry (10 December) and land adjacent to Castlemine Quarry (19 December);

Isle of Man: Mini Mix Concrete Limited (19 September); and

UK: Alun Griffiths Contractors Ltd. (4 January), Hopkins Concrete Ltd. (13 April), certain assets of Breedon plc (1 July), land adjacent to Kingsley Quarry (16th July), land adjacent to Langford Quarry (21 September) and Keele & Kingsley Quarries (16 November).

Europe Lightside:

Australia: Connolly Key Joint Pty Ltd. (30 April); and

UK: NAL Developments Ltd. (3 April).

Europe Distribution:

Belgium: Florisan NV (1 August); and

Germany: Bergmann & Franz Nach. GmbH & Co. KG (1 November).

Americas Materials:

Substantial acquisition: On 20 June, CRH acquired Ash Grove Cement Company (Ash Grove), a leading US cement manufacturer headquartered in Overland Park, Kansas, US. Ash Grove operates eight cement plants across eight states, combined with extensive readymixed concrete, aggregates, packaged products (managed within our Americas Products segment post-acquisition) and associated logistics assets across the US.

Arkansas: Sharp’s Property (26 June);

Canada: certain assets of Seegmiller Companies (9 May);

Florida: American Cement Company, LLC. (17 April);

Georgia: assets of Martin Marietta’s Forsyth Quarry (27 April);

Idaho: assets of Valley Paving Company (2 April);

Maine: assets of Bruce A. Manzer, Inc. and North Country Concrete, LLC. (2 February);

Michigan: Maybee Property (5 April) and Denniston Property (10 April);

Mississippi: Hazlehurst Property (29 November);

Ohio: East Liberty Property (20 February), certain assets of Allard Excavation, LLC. and its affiliate Mae Materials, LLC. (16 May) and New Conklin Property (14 December);

Oklahoma: assets of Glover & Associates (6 June), certain assets of Mid-Continent Concrete Company and Alliance Transportation, Inc. (22 June) and Roberts Quarry (19 November);

Tennessee: Sand Products of Monterey, LLC. (21 September);

Texas: Robinson Property (9 April), Perales Property (3 July) and certain assets of Tex-Mix (18 September);

Virginia: certain assets of Pounding Mill Quarry Corporation (2 July);

Washington: assets of American Rock Products (2 March) and assets of Spokane Rock Products (2 March); and

West Virginia: David Hill Concrete (24 August).

Americas Products:

Alabama: Coral Industries, Inc. (10 April);

Canada: Les Distributions Vimac, Inc. (31 July);

Idaho: Valley Precast, Inc. (6 November);

Illinois: Concrete Specialties Company, Inc. (15 August);

Maine: SIGCO, LLC. (6 July); and

Utah: assets of Robertson Manufacturing, Inc. (22 March).

The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	Ash Grove	Other acquisitions	Total
	2018 €m	2018 €m	2018 €m	2017 €m	2016 €m
ASSETS

Non-current assets

Property, plant and equipment	2,076	538	2,614	1,536	19

Intangible assets	-	58	58	56	14

Equity accounted investments	1	-	1	-	-

Total non-current assets	2,077	596	2,673	1,592	33

Current assets

Inventories	183	72	255	114	9

Trade and other receivables (i)	191	127	318	129	28

Cash and cash equivalents	48	21	69	174	4

Total current assets	422	220	642	417	41

LIABILITIES

Trade and other payables	(94)	(130)	(224)	(149)	(14)

Provisions for liabilities	(81)	(3)	(84)	(49)	18

Retirement benefit obligations	(114)	(1)	(115)	(52)	(1)

Interest-bearing loans and borrowings and finance leases	(32)	(42)	(74)	(12)	(3)

Current income tax liabilities	(8)	(7)	(15)	(22)	4

Deferred income tax liabilities	(365)	(46)	(411)	(132)	35

Total liabilities	(694)	(229)	(923)	(416)	39

Total identifiable net assets at fair value	1,805	587	2,392	1,593	113

Goodwill arising on acquisition (ii)	1,204	300	1,504	487	71

Joint ventures becoming subsidiaries	-	(120)	(120)	-	-

Non-controlling interests*	(48)	-	(48)	(20)	(9)

Total consideration	2,961	767	3,728	2,060	175

Consideration satisfied by:

Cash payments	2,961	613	3,574	2,015	153

Asset exchange	-	12	12	-	-

Deferred consideration (stated at net present cost)	-	10	10	45	21

Contingent consideration (iii)	-	93	93	-	1

Profit on step acquisition (iv)	-	39	39	-	-

Total consideration	2,961	767	3,728	2,060	175

Net cash outflow arising on acquisition

Cash consideration	2,961	613	3,574	2,015	153

Less: cash and cash equivalents acquired	(48)	(21)	(69)	(174)	(4)

Total outflow in the Consolidated Statement of Cash Flows	2,913	592	3,505	1,841	149

Notes (i) to (iv) are set out overleaf.

* Non-controlling interests are measured at the proportionate share of net assets.

CRH performs a detailed quantitative and qualitative assessment of each acquisition in order to determine whether it is material for the purposes of separate disclosure under IFRS 3 Business Combinations. The acquisition of Ash Grove is deemed to be a material acquisition. None of the remaining acquisitions completed during the financial year were considered sufficiently material to warrant separate disclosure of the attributable fair values. Due to the size and scale of the Ash Grove acquisition, the determination of the fair values of identifiable assets acquired and liabilities assumed as disclosed on page 193 are provisional (principally in respect of property, plant and equipment, provisions for liabilities and the associated goodwill and deferred tax aspects). The fair value assigned to identifiable assets and liabilities acquired is based on estimates and assumptions made by management at the time of acquisition. CRH may revise its purchase price allocation during the subsequent reporting window as permitted under IFRS 3.

(i)	Trade and other receivables

	Gross contractual amounts due			Loss allowance			Fair value
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Ash Grove	194	-	-	(3)	-	-	191	-	-
Other acquisitions	130	132	30	(3)	(3)	(2)	127	129	28
Total Group	324	132	30	(6)	(3)	(2)	318	129	28

(ii)

The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Europe Heavyside and Americas Materials business segments, no significant separately identifiable intangible assets are recognised on business combinations in these segments. €277 million of the goodwill recognised in respect of acquisitions completed in 2018 is expected to be deductible for tax purposes (2017: €260 million; 2016: €15 million).

(iii)

The fair value of contingent consideration of €93 million is arrived at through discounting the expected payment (based on scenario modelling) to present value. On an undiscounted basis, the corresponding future payments on current year acquisitions, for which the Group may be liable, ranges from €136 million to €206 million. This is based on a range of estimated potential outcomes of the expected payment amounts.

(iv)

The profit on step acquisition relates to the acquisition of a controlling stake in American Cement Company, LLC. A gain of €39 million was recognised from remeasuring the 50% equity interest in the acquiree held by the Group prior to the business combination to its acquisition date fair value of €52 million. The gain is recognised within the profit on disposals line in the Consolidated Income Statement.

Acquisition-related costs	2018 €m	2017 €m	2016 €m
Ash Grove	13	-	-
Other acquisitions	7	11	2
Total Group	20	11	2

The above acquisition-related costs, which exclude post-acquisition integration costs, have been included in operating costs in the Consolidated Income Statement (note 4).

The following table analyses the 44 acquisitions completed in 2018 (2017: 31 acquisitions; 2016: 21 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2018	2017	2016	2018	2017	2016	2018	2017	2016
				€m	€m	€m	€m	€m	€m
Europe Heavyside	10	8	5	46	155	2	86	698	15
Europe Lightside	2	-	2	14	-	7	34	-	22
Europe Distribution	2	2	1	-	17	-	33	30	-
Europe	14	10	8	60	172	9	153	728	37

Americas Materials (i)	24	13	8	1,353	239	10	3,398	1,171	97
Americas Products (i)	6	8	5	60	76	7	177	162	33
Americas	30	21	13	1,413	315	17	3,575	1,333	130

Total Group	44	31	21	1,473	487	26	3,728	2,061	167
Adjustments to provisional fair values of prior year acquisitions				31	-	45	-	(1)	8
Total				1,504	487	71	3,728	2,060	175

(i)

The acquisition of Ash Grove is included within the Americas Materials segment with a portion of goodwill and consideration being allocated to the Americas Products segment to reflect the acquired packaged products business.

The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	Ash Grove 2018 €m	Other acquisitions 2018 €m	Total 2018 €m	2017 €m	2016 €m
Revenue	633	595	1,228	532	101
Profit/(loss) before tax for the financial year	119	25	144	(2)	1

The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	Pro-forma 2018
	2018 acquisitions €m	CRH Group excluding 2018 acquisitions €m	CRH Group including 2018 acquisitions €m
Revenue	2,095	25,562	27,657
Profit before tax for the financial year	190	1,718	1,908